Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CONESTOGA FUNDS
Entity Central Index Key	0001175813
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000142731
Shareholder Report [Line Items]
Fund Name	Conestoga Small Cap Fund
Class Name	Institutional Class
Trading Symbol	CCALX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(800) 494-2755
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$87	0.90%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Conestoga Small Cap Fund - Institutional Class	Russell 2000® Growth Index	Russell 3000® Index
Sep-2015	$250,000	$250,000	$250,000
Sep-2016	$296,091	$280,309	$287,410
Sep-2017	$386,202	$339,121	$341,175
Sep-2018	$497,223	$410,556	$401,153
Sep-2019	$480,376	$371,003	$412,857
Sep-2020	$530,948	$429,304	$474,791
Sep-2021	$732,522	$572,113	$626,133
Sep-2022	$522,840	$404,645	$515,762
Sep-2023	$609,316	$443,458	$621,293
Sep-2024	$726,238	$566,109	$839,949
Sep-2025	$670,852	$642,859	$986,176

Average Annual Return [Table Text Block]

Average Annual Total Returns

(period ended September 30, 2025)

	1 Year*	5 Years*	10 Years*
Conestoga Small Cap Fund - Institutional Class	-7.63%	4.79%	10.37%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Growth Index	13.56%	8.41%	9.91%

* Annualized

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/small-cap-fund/ for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 494-2755 or visit https://conestogacapital.com/strategies/small-cap-fund/ for updated performance information.
AssetsNet	$ 3,449,922,885
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 31,315,098
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of September 30, 2025)

Net Assets$3,449,922,885 Total Number of Portfolio Holdings45 Advisory Fee (net of waivers)$31,315,098 Portfolio Turnover Rate17%
Holdings [Text Block]

Asset Weighting (% of total investments)

(as of September 30, 2025)

Value	Value
Common Stocks	96.0%
Money Market Funds	4.0%

Sector Weighting (% of net assets)

(as of September 30, 2025)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Consumer Staples	1.3%
Financials	2.1%
Telecommunications	2.5%
Real Estate	3.6%
Consumer Discretionary	3.8%
Money Market	4.0%
Utilities	4.2%
Basic Materials	7.0%
Health Care	12.3%
Technology	20.0%
Industrials	38.8%

Top 10 Holdings (% of net assets)

(as of September 30, 2025)

Holding Name	% of Net Assets
Construction Partners, Inc. - Class A	4.3%
Casella Waste Systems, Inc. - Class A	4.2%
Descartes Systems Group, Inc. (The)	4.1%
RBC Bearings, Inc.	3.8%
ESCO Technologies, Inc.	3.8%
FirstService Corporation	3.6%
Stevanato Group S.p.A.	3.5%
AAON, Inc.	3.2%
Balchem Corporation	3.2%
Merit Medical Systems, Inc.	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred for the Fund during the Period.
C000012946
Shareholder Report [Line Items]
Fund Name	Conestoga Small Cap Fund
Class Name	Investors Class
Trading Symbol	CCASX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(800) 494-2755
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investors Class	$106	1.10%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Conestoga Small Cap Fund - Investors Class	Russell 2000® Growth Index	Russell 3000® Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$11,818	$11,212	$11,496
Sep-2017	$15,382	$13,565	$13,647
Sep-2018	$19,761	$16,422	$16,046
Sep-2019	$19,056	$14,840	$16,514
Sep-2020	$21,018	$17,172	$18,992
Sep-2021	$28,942	$22,885	$25,045
Sep-2022	$20,613	$16,186	$20,630
Sep-2023	$23,978	$17,738	$24,852
Sep-2024	$28,519	$22,644	$33,598
Sep-2025	$26,296	$25,714	$39,447

Average Annual Return [Table Text Block]

Average Annual Total Returns

(period ended September 30, 2025)

	1 Year*	5 Years*	10 Years*
Conestoga Small Cap Fund - Investors Class	-7.80%	4.58%	10.15%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Growth Index	13.56%	8.41%	9.91%

* Annualized

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/small-cap-fund/ for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 494-2755 or visit https://conestogacapital.com/strategies/small-cap-fund/ for updated performance information.
AssetsNet	$ 3,449,922,885
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 31,315,098
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of September 30, 2025)

Net Assets$3,449,922,885 Total Number of Portfolio Holdings45 Advisory Fee (net of waivers)$31,315,098 Portfolio Turnover Rate17%
Holdings [Text Block]

Asset Weighting (% of total investments)

(as of September 30, 2025)

Value	Value
Common Stocks	96.0%
Money Market Funds	4.0%

Sector Weighting (% of net assets)

(as of September 30, 2025)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Consumer Staples	1.3%
Financials	2.1%
Telecommunications	2.5%
Real Estate	3.6%
Consumer Discretionary	3.8%
Money Market	4.0%
Utilities	4.2%
Basic Materials	7.0%
Health Care	12.3%
Technology	20.0%
Industrials	38.8%

Top 10 Holdings (% of net assets)

(as of September 30, 2025)

Holding Name	% of Net Assets
Construction Partners, Inc. - Class A	4.3%
Casella Waste Systems, Inc. - Class A	4.2%
Descartes Systems Group, Inc. (The)	4.1%
RBC Bearings, Inc.	3.8%
ESCO Technologies, Inc.	3.8%
FirstService Corporation	3.6%
Stevanato Group S.p.A.	3.5%
AAON, Inc.	3.2%
Balchem Corporation	3.2%
Merit Medical Systems, Inc.	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred for the Fund during the Period.
C000136097
Shareholder Report [Line Items]
Fund Name	Conestoga SMid Cap Fund
Class Name	Institutional Class
Trading Symbol	CCSGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(800) 494-2755
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$83	0.85%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Conestoga SMid Cap Fund - Institutional Class	Russell 2500® Growth Index	Russell 3000® Index
Sep-2015	$250,000	$250,000	$250,000
Sep-2016	$287,399	$277,554	$287,410
Sep-2017	$368,239	$333,248	$341,175
Sep-2018	$492,123	$410,326	$401,153
Sep-2019	$500,600	$393,443	$412,857
Sep-2020	$569,495	$485,407	$474,791
Sep-2021	$771,431	$640,624	$626,133
Sep-2022	$530,230	$452,314	$515,762
Sep-2023	$619,388	$500,306	$621,293
Sep-2024	$782,059	$626,398	$839,949
Sep-2025	$753,422	$705,425	$986,176

Average Annual Return [Table Text Block]

Average Annual Total Returns

(period ended September 30, 2025)

	1 Year*	5 Years*	10 Years*
Conestoga SMid Cap Fund - Institutional Class	-3.66%	5.76%	11.66%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2500® Growth Index	12.62%	7.76%	10.93%

* Annualized

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/smid-cap-fund/ for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 494-2755 or visit https://conestogacapital.com/strategies/smid-cap-fund/ for updated performance information.
AssetsNet	$ 624,459,972
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 4,821,298
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of September 30, 2025)

Net Assets$624,459,972 Total Number of Portfolio Holdings43 Advisory Fee (net of waivers)$4,821,298 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weighting (% of total investments)

(as of September 30, 2025)

Value	Value
Common Stocks	96.7%
Money Market Funds	3.3%

Sector Weighting (% of net assets)

(as of September 30, 2025)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Financials	1.6%
Money Market	3.3%
Real Estate	3.9%
Utilities	4.4%
Basic Materials	6.7%
Health Care	10.2%
Consumer Discretionary	11.8%
Technology	20.8%
Industrials	37.7%

Top 10 Holdings (% of net assets)

(as of September 30, 2025)

Holding Name	% of Net Assets
Casella Waste Systems, Inc. - Class A	4.4%
RBC Bearings, Inc.	4.2%
Construction Partners, Inc. - Class A	4.2%
Rollins, Inc.	4.1%
HEICO Corporation - Class A	4.0%
FirstService Corporation	3.9%
Guidewire Software, Inc.	3.8%
Descartes Systems Group, Inc. (The)	3.3%
Tyler Technologies, Inc.	3.2%
Mercury Systems, Inc.	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred for the Fund during the Period.
C000136096
Shareholder Report [Line Items]
Fund Name	Conestoga SMid Cap Fund
Class Name	Investors Class
Trading Symbol	CCSMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(800) 494-2755
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investors Class	$108	1.10%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Conestoga SMid Cap Fund - Investors Class	Russell 2500® Growth Index	Russell 3000® Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$11,465	$11,102	$11,496
Sep-2017	$14,660	$13,330	$13,647
Sep-2018	$19,534	$16,413	$16,046
Sep-2019	$19,827	$15,738	$16,514
Sep-2020	$22,508	$19,416	$18,992
Sep-2021	$30,405	$25,625	$25,045
Sep-2022	$20,838	$18,093	$20,630
Sep-2023	$24,295	$20,012	$24,852
Sep-2024	$30,594	$25,056	$33,598
Sep-2025	$29,398	$28,217	$39,447

Average Annual Return [Table Text Block]

Average Annual Total Returns

(period ended September 30, 2025)

	1 Year*	5 Years*	10 Years*
Conestoga SMid Cap Fund - Investors Class	-3.91%	5.49%	11.39%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2500® Growth Index	12.62%	7.76%	10.93%

* Annualized

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/smid-cap-fund/ for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 494-2755 or visit https://conestogacapital.com/strategies/smid-cap-fund/ for updated performance information.
AssetsNet	$ 624,459,972
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 4,821,298
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of September 30, 2025)

Net Assets$624,459,972 Total Number of Portfolio Holdings43 Advisory Fee (net of waivers)$4,821,298 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weighting (% of total investments)

(as of September 30, 2025)

Value	Value
Common Stocks	96.7%
Money Market Funds	3.3%

Sector Weighting (% of net assets)

(as of September 30, 2025)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Financials	1.6%
Money Market	3.3%
Real Estate	3.9%
Utilities	4.4%
Basic Materials	6.7%
Health Care	10.2%
Consumer Discretionary	11.8%
Technology	20.8%
Industrials	37.7%

Top 10 Holdings (% of net assets)

(as of September 30, 2025)

Holding Name	% of Net Assets
Casella Waste Systems, Inc. - Class A	4.4%
RBC Bearings, Inc.	4.2%
Construction Partners, Inc. - Class A	4.2%
Rollins, Inc.	4.1%
HEICO Corporation - Class A	4.0%
FirstService Corporation	3.9%
Guidewire Software, Inc.	3.8%
Descartes Systems Group, Inc. (The)	3.3%
Tyler Technologies, Inc.	3.2%
Mercury Systems, Inc.	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred for the Fund during the Period.
C000227602
Shareholder Report [Line Items]
Fund Name	Conestoga Mid Cap Fund
Class Name	Institutional Class
Trading Symbol	CCMAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 494-2755
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$78	0.80%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Conestoga Mid Cap Fund - Institutional Class	Russell 3000® Index	Russell Midcap® Growth Index
Jun-2021	$250,000	$250,000	$250,000
Sep-2021	$258,000	$249,875	$246,988
Sep-2022	$177,500	$205,829	$174,131
Sep-2023	$206,750	$247,944	$204,545
Sep-2024	$250,750	$335,204	$264,547
Sep-2025	$240,750	$393,560	$322,810

Average Annual Return [Table Text Block]

Average Annual Total Returns

(period ended September 30, 2025)

	1 Year*	Since Inception (June 29, 2021)*
Conestoga Mid Cap Fund - Institutional Class	-3.99%	-0.88%
Russell 3000® Index	17.41%	11.25%
Russell Midcap® Growth Index	22.02%	6.19%

* Annualized

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/mid-cap-fund/ for updated performance information.

Performance Inception Date	Jun. 29, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 494-2755 or visit https://conestogacapital.com/strategies/mid-cap-fund/ for updated performance information.
AssetsNet	$ 3,297,539
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of September 30, 2025)

Net Assets$3,297,539 Total Number of Portfolio Holdings34 Advisory Fee (net of waivers)$0 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weighting (% of total investments)

(as of September 30, 2025)

Value	Value
Common Stocks	95.1%
Money Market Funds	4.9%

Sector Weighting (% of net assets)

(as of September 30, 2025)

Value	Value
Liabilities in Excess of Other Assets	-0.9%
Real Estate	3.7%
Utilities	4.3%
Money Market	5.0%
Consumer Discretionary	18.1%
Health Care	18.4%
Technology	20.5%
Industrials	30.9%

Top 10 Holdings (% of net assets)

(as of September 30, 2025)

Holding Name	% of Net Assets
Rollins, Inc.	5.7%
HEICO Corporation - Class A	5.5%
Waste Connections, Inc.	4.3%
IDEXX Laboratories, Inc.	4.3%
Veeva Systems, Inc. - Class A	4.1%
Verisk Analytics, Inc.	4.1%
Tyler Technologies, Inc.	4.0%
Copart, Inc.	3.8%
CoStar Group, Inc.	3.7%
Guidewire Software, Inc.	3.5%

Material Fund Change [Text Block]

Material Fund Changes

On November 19, 2025, the Board decided to close and liquidate the Conestoga Mid Cap Fund, following the Adviser’s recommendation. The Fund will cease accepting orders for new shares after the close of business on November 24, 2025, and will be fully liquidated on or around January 31, 2026. At that time, all assets will be distributed in cash to shareholders, and all shares will be redeemed and cancelled. Until the liquidation, proceeds from the sale of portfolio securities will be invested in cash equivalents or held in cash, potentially impacting the Fund's ability to meet its investment objective.

C000227603
Shareholder Report [Line Items]
Fund Name	Conestoga Mid Cap Fund
Class Name	Investors Class
Trading Symbol	CCMMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 494-2755
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investors Class	$103	1.05%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.05%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Conestoga Mid Cap Fund - Investors Class	Russell 3000® Index	Russell Midcap® Growth Index
Jun-2021	$10,000	$10,000	$10,000
Sep-2021	$10,310	$9,995	$9,880
Sep-2022	$7,080	$8,233	$6,965
Sep-2023	$8,230	$9,918	$8,182
Sep-2024	$9,950	$13,408	$10,582
Sep-2025	$9,530	$15,742	$12,912

Average Annual Return [Table Text Block]

Average Annual Total Returns

(period ended September 30, 2025)

	1 Year*	Since Inception (June 29, 2021)*
Conestoga Mid Cap Fund - Investors Class	-4.22%	-1.13%
Russell 3000® Index	17.41%	11.25%
Russell Midcap® Growth Index	22.02%	6.19%

* Annualized

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/mid-cap-fund/ for updated performance information.

Performance Inception Date	Jun. 29, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 494-2755 or visit https://conestogacapital.com/strategies/mid-cap-fund/ for updated performance information.
AssetsNet	$ 3,297,539
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of September 30, 2025)

Net Assets$3,297,539 Total Number of Portfolio Holdings34 Advisory Fee (net of waivers)$0 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weighting (% of total investments)

(as of September 30, 2025)

Value	Value
Common Stocks	95.1%
Money Market Funds	4.9%

Sector Weighting (% of net assets)

(as of September 30, 2025)

Value	Value
Liabilities in Excess of Other Assets	-0.9%
Real Estate	3.7%
Utilities	4.3%
Money Market	5.0%
Consumer Discretionary	18.1%
Health Care	18.4%
Technology	20.5%
Industrials	30.9%

Top 10 Holdings (% of net assets)

(as of September 30, 2025)

Holding Name	% of Net Assets
Rollins, Inc.	5.7%
HEICO Corporation - Class A	5.5%
Waste Connections, Inc.	4.3%
IDEXX Laboratories, Inc.	4.3%
Veeva Systems, Inc. - Class A	4.1%
Verisk Analytics, Inc.	4.1%
Tyler Technologies, Inc.	4.0%
Copart, Inc.	3.8%
CoStar Group, Inc.	3.7%
Guidewire Software, Inc.	3.5%

Material Fund Change [Text Block]

Material Fund Changes

On November 19, 2025, the Board decided to close and liquidate the Conestoga Mid Cap Fund, following the Adviser’s recommendation. The Fund will cease accepting orders for new shares after the close of business on November 24, 2025, and will be fully liquidated on or around January 31, 2026. At that time, all assets will be distributed in cash to shareholders, and all shares will be redeemed and cancelled. Until the liquidation, proceeds from the sale of portfolio securities will be invested in cash equivalents or held in cash, potentially impacting the Fund's ability to meet its investment objective.

C000232594
Shareholder Report [Line Items]
Fund Name	Conestoga Discovery Fund
Class Name	Institutional Class
Trading Symbol	CMIRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(800) 494-2755
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$144	1.25%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Conestoga Discovery Fund - Institutional Class	Russell 3000® Index	Russell Microcap® Growth Index
Nov-2018	$250,000	$250,000	$249,999
Sep-2019	$270,213	$272,292	$228,531
Sep-2020	$372,904	$313,139	$290,702
Sep-2021	$519,635	$412,953	$413,116
Sep-2022	$355,162	$340,161	$260,047
Sep-2023	$318,993	$409,761	$251,975
Sep-2024	$368,223	$553,971	$318,444
Sep-2025	$479,243	$650,412	$423,747

Average Annual Return [Table Text Block]

Average Annual Total Returns

(period ended September 30, 2025)

	1 Year*	5 Years*	Since Inception (November 30, 2018)**
Conestoga Discovery Fund - Institutional Class	30.15%	5.15%	9.99%
Russell 3000® Index	17.41%	15.74%	15.02%
Russell Microcap® Growth Index	33.08%	7.83%	8.03%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/discovery-fund/ for updated performance information.

Performance Inception Date	Nov. 30, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 494-2755 or visit https://conestogacapital.com/strategies/discovery-fund/ for updated performance information.
AssetsNet	$ 5,331,977
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of September 30, 2025)

Net Assets$5,331,977 Total Number of Portfolio Holdings31 Advisory Fee (net of waivers)$0 Portfolio Turnover Rate31%
Holdings [Text Block]

Asset Weighting (% of total investments)

(as of September 30, 2025)

Value	Value
Common Stocks	95.2%
Money Market Funds	4.8%

Sector Weighting (% of net assets)

(as of September 30, 2025)

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Telecommunications	3.4%
Financials	3.7%
Money Market	4.8%
Consumer Discretionary	5.7%
Consumer Staples	7.8%
Technology	18.3%
Health Care	23.5%
Industrials	33.6%

Top 10 Holdings (% of net assets)

(as of September 30, 2025)

Holding Name	% of Net Assets
Planet Labs PBC - Class A	7.7%
Universal Technical Institute, Inc.	4.9%
Mama's Creations, Inc.	4.3%
Bowman Consulting Group Ltd.	4.3%
I3 Verticals, Inc. - Class A	4.0%
Willdan Group, Inc.	3.9%
Vericel Corporation	3.9%
Palomar Holdings, Inc.	3.7%
Energy Recovery, Inc.	3.6%
iRadimed Corporation	3.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred for the Fund during the Period.
C000232593
Shareholder Report [Line Items]
Fund Name	Conestoga Discovery Fund
Class Name	Investors Class
Trading Symbol	CMCMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(800) 494-2755
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investors Class	$172	1.50%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Conestoga Discovery Fund - Investors Class	Russell 3000® Index	Russell Microcap® Growth Index
Nov-2018	$10,000	$10,000	$9,999
Sep-2019	$10,786	$10,892	$9,141
Sep-2020	$14,848	$12,526	$11,627
Sep-2021	$20,638	$16,518	$16,524
Sep-2022	$14,059	$13,606	$10,401
Sep-2023	$12,603	$16,390	$10,079
Sep-2024	$14,517	$22,159	$12,737
Sep-2025	$18,864	$26,016	$16,949

Average Annual Return [Table Text Block]

Average Annual Total Returns

(period ended September 30, 2025)

	1 Year*	5 Years*	Since Inception (November 30, 2018)**
Conestoga Discovery Fund - Investors Class	29.95%	4.91%	9.73%
Russell 3000® Index	17.41%	15.74%	15.02%
Russell Microcap® Growth Index	33.08%	7.83%	8.03%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/discovery-fund/ for updated performance information.

Performance Inception Date	Nov. 30, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (800) 494-2755 or visit https://conestogacapital.com/strategies/discovery-fund/ for updated performance information.
AssetsNet	$ 5,331,977
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of September 30, 2025)

Net Assets$5,331,977 Total Number of Portfolio Holdings31 Advisory Fee (net of waivers)$0 Portfolio Turnover Rate31%
Holdings [Text Block]

Asset Weighting (% of total investments)

(as of September 30, 2025)

Value	Value
Common Stocks	95.2%
Money Market Funds	4.8%

Sector Weighting (% of net assets)

(as of September 30, 2025)

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Telecommunications	3.4%
Financials	3.7%
Money Market	4.8%
Consumer Discretionary	5.7%
Consumer Staples	7.8%
Technology	18.3%
Health Care	23.5%
Industrials	33.6%

Top 10 Holdings (% of net assets)

(as of September 30, 2025)

Holding Name	% of Net Assets
Planet Labs PBC - Class A	7.7%
Universal Technical Institute, Inc.	4.9%
Mama's Creations, Inc.	4.3%
Bowman Consulting Group Ltd.	4.3%
I3 Verticals, Inc. - Class A	4.0%
Willdan Group, Inc.	3.9%
Vericel Corporation	3.9%
Palomar Holdings, Inc.	3.7%
Energy Recovery, Inc.	3.6%
iRadimed Corporation	3.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred for the Fund during the Period.